LEASES - Balance Sheet Classification (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease assets [Extensible Enumeration]	Other Assets	Other Assets
Operating lease assets	$ 148	$ 215
Operating lease liabilities [Extensible Enumeration]	Other Liabilities	Other Liabilities
Operating lease liabilities	$ 190	$ 278